Note 13 - Retirement Savings Plan	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Retirement Benefits [Text Block]

NOTE 13 – RETIREMENT SAVINGS PLAN

The Company has a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. During 2024 and 2023, the Company matched 100% of the employee’s contribution up to 4.0% of their earnings. Employer contributions were $125,328 and $192,499 in 2024 and 2023, respectively. There were no discretionary contributions to the plan in 2024 and 2023.